Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings per Share
The following table reflects the calculation of basic and diluted EPS:

	Fiscal Years Ended
(in millions, except per-share amounts)	March 31, 2018	March 31, 2017	April 1, 2016

Net income (loss) attributable to DXC common shareholders:
From continuing operations	$1,515	$(123)	$71
From discontinued operations	236	—	180
	$1,751	$(123)	$251
Common share information:
Weighted average common shares outstanding for basic EPS	284.93	140.39	138.28
Dilutive effect of stock options and equity awards	4.84	—	3.05
Weighted average common shares outstanding for diluted EPS	289.77	140.39	141.33

EPS:
Basic
Continuing operations	$5.32	$(0.88)	$0.51
Discontinued operations	0.83	—	1.31
Total	$6.15	$(0.88)	$1.82

Diluted
Continuing operations	$5.23	$(0.88)	$0.50
Discontinued operations	0.81	—	1.28
Total	$6.04	$(0.88)	$1.78

Schedule of Antidilutive Securities	The number of awards excluded were as follows:

	Fiscal Years Ended
	March 31, 2018	March 31, 2017	April 1, 2016
Stock Options	—	3,317,041	2,064,951
RSUs	54,637	845,315	201,581
PSUs	96,029	1,540,152	—